Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	RATE24J20123	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM5991	Compliance	Missing Other Required mortgage rider	Deed of Trust is missing the Montgomery County Addendum to Deed of Trust.			Received DOT with PUD Rider addendum. Exception Resolved.	07/02/2024
Borrower has stable job time - Borrower has 16.33 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48% is less than Guideline LTV of 80%
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XXXX	RATE24J20123	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.33 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48% is less than Guideline LTV of 80%
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XXXX	RATE24J20123	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.33 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48% is less than Guideline LTV of 80%
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XXXX	RATE24J20123	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.33 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48% is less than Guideline LTV of 80%
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XXXX	RATE24J20090	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.11% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.08% is less than Guideline LTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20090	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.11% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.08% is less than Guideline LTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20090	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.11% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.08% is less than Guideline LTV of 75%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20324	XXXX	XXXXX	XXXX	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Borrower has stable job time - Borrower has 2.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 21.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20324	XXXX	XXXXX	XXXX	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 2.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 21.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20324	XXXX	XXXXX	XXXX	XXXXX	OR	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 2.97 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 21.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20113	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.89 years on job.
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XXXX	RATE24J20113	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.89 years on job.
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XXXX	RATE24J20113	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.64% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.89 years on job.
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XXXX	RATE24J20038	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.83 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20038	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.83 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20038	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 15.83 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20040	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.04% is less than Guideline DTI of 45%
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XXXX	RATE24J20040	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.04% is less than Guideline DTI of 45%
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XXXX	RATE24J20040	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.04% is less than Guideline DTI of 45%
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XXXX	RATE24J20103	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.45% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.38 years on job.
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XXXX	RATE24J20103	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.45% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.38 years on job.
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XXXX	RATE24J20103	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.45% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.44% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.44% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.38 years on job.
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XXXX	RATE24J20199	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 8.91 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 29.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.55% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.55% is less than Guideline CLTV of 80%
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XXXX	RATE24J20065	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Tax sheet reflects property taxes of $XXX. 1008 and Final CD reflect property taxes of $XXX. Please provide documentation to support property taxes of $XXX per month.			The lender provided a LOX; their calculation was based on 1.5% of the purchase price. System corrected to match.; Property Tax Cert Provided	07/05/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.91% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.91% is less than Guideline CLTV of 80%
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XXXX	RATE24J20065	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.91% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.91% is less than Guideline CLTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20065	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.91% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.91% is less than Guideline CLTV of 80%
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XXXX	RATE24J20137	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
Documentation required to clear exception.  According to XXXX report, initial Loan application date is 06/XX/2024. Initial LE in file is dated 6/XX/2024 which exceeds the timing regulation. Please provide the initial LE. Additional compliance testing is applicable.  This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.48 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20137	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.48 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20137	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.48 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20251	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20251	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20251	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 3.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20132	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO0936	Property	UCDP Summary Report is Missing	The UCDP Summary Report is Missing
FNMA and FHLMC UCDP's received; entered in system; program corrected during review.; ; FNMA and FHLMC UCDP's received; entered in system; program corrected during review.; ; FNMA and FHLMC UCDP's received; entered in system; program corrected during review.; FNMA and FHLMC UCDP's received; entered in system; program corrected during review.; FNMA and FHLMC UCDP's received; entered in system; program corrected during review.
06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.92 years on job.
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XXXX	RATE24J20132	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.92 years on job.
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XXXX	RATE24J20132	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 31.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.92 years on job.
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XXXX	RATE24J20109	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.6 years on job.
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XXXX	RATE24J20109	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.6 years on job.
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XXXX	RATE24J20109	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 11.6 years on job.
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XXXX	RATE24J20131	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.67 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.16% is less than Guideline CLTV of 80%
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XXXX	RATE24J20131	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.67 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.16% is less than Guideline CLTV of 80%
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XXXX	RATE24J20131	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.67 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.16% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.16% is less than Guideline CLTV of 80%
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XXXX	RATE24J20269	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.13 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20269	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.13 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20269	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report with all High Alerts cleared.
Documentation has been provided to clear high alerts. ; All Fraud Report Alerts have been cleared or None Exist; 6/XX/2024 XX report received; both high alerts cleared on 7/XX.; received  updated Fraud Report High Alerts have been cleared. ; 6/XX/2024 X report received; high alerts #XX and XX2 are still open -- you need to go into the report and clear the alerts.
																		07/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.13 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20229	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20229	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20229	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20047	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 9.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%
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XXXX	RATE24J20047	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 9.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%
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XXXX	RATE24J20047	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 9.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%
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XXXX	RATE24J20176	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.11 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20192	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 5.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20192	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 5.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20192	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 5.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 58% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20074	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20074	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20074	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.53% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20183	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/22/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The following addenda are not fully-executed: revised sale price of $XXX, and revised sale price of $XXX.			2 PA addendums received; both are fully-executed and match the change orders requested.	07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.04 years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20183	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.04 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20183	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.04 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20055	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20055	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20055	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The prior sale referenced in schedule A #4 doesn't provide a 24-month history and there isn't any other commentary within the title commitment (no supplement in-file).  Provide an updated title commitment, supplement, or email from the title officer.
																	Revised title commitment received; schedule A #4 now includes the prior sales (through 5/XX/2021, which is sufficient for the required 24-months).	06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.27 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20165	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.46 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
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XXXX	RATE24J20165	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.46 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
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XXXX	RATE24J20165	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.46 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%
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XXXX	RATE24J20028	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.86 years on job.
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XXXX	RATE24J20028	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.86 years on job.
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XXXX	RATE24J20028	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 7.86 years on job.
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XXXX	RATE24J20079	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.88% is less than Guideline LTV of 80%
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XXXX	RATE24J20079	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.88% is less than Guideline LTV of 80%
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XXXX	RATE24J20079	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.88% is less than Guideline LTV of 80%
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XXXX	RATE24J20001	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.79% is less than Guideline LTV of 80%
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XXXX	RATE24J20001	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.79% is less than Guideline LTV of 80%
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XXXX	RATE24J20001	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.79% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.79% is less than Guideline LTV of 80%
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XXXX	RATE24J20278	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.94% is less than Guideline LTV of 80%
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XXXX	RATE24J20278	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.94% is less than Guideline LTV of 80%
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XXXX	RATE24J20278	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.94% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.94% is less than Guideline LTV of 80%
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XXXX	RATE24J20104	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing Final Closing Disclosure, or Alta settlement statement, is missing from sale of XXXX, evidencing estimated net proceeds of $XXX.			; Final ALTA settlement statement received for XX; $XX net proceeds reflected (XX proceeds reflected on final 1003).	06/28/2024	Borrower has stable job time - Borrower has 6.43 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20104	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Borrower has stable job time - Borrower has 6.43 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20104	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Borrower has stable job time - Borrower has 6.43 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20147	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20147	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20147	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.23 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20281	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Title report providing adequate coverage amount and vested interest is missing from the loan file.			Final title policy received; $XX coverage matches loan amount; vested parties match loan.	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.35 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20281	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20281	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.35 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20181	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024	Borrower has stable job time - Borrower has 11.33 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20181	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Borrower has stable job time - Borrower has 11.33 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20181	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Borrower has stable job time - Borrower has 11.33 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20015	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.51% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.13 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20076	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.62% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20076	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.62% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20076	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.62% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20093	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20093	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20093	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20042	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines File does not provide the Borrowers' paystubs, as required by the AUS.			XX paycheck stub received for XX civilian LES received for XX	07/03/2024	Borrower has stable job time - Borrower has 9.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20042	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 9.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20042	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 9.78 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20317	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.16% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.16% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20317	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.16% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.16% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20317	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.98 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.16% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.16% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20245	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE1254	Credit	Property Title Issue
Property Title Issue Title section 6 shows a federal tax lien of $XXX recorded on 12/XXX/2015, and a State of California lien of $XXX recorded on 12/XX/2020.  There is no proof in file showing these were removed from Title.
																	Final title policy received; other than the new mortgage, there are no liens reflected.	06/28/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.99% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20245	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 32.99% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20321	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 5.91 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20321	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 5.91 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20321	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 5.91 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20059	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Borrower has stable job time - Borrower has 8.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20059	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Borrower has stable job time - Borrower has 8.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20059	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Borrower has stable job time - Borrower has 8.88 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20013	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't reflect the 24-month chain of title; no prior deed or supplement in-file.  Provide supplement, corrected title commitment, or email from title officer.

Prior grant deed provided; recorded on 5/XX/2023 (matches appraisal; vacant land).  The QC deed from 5/XX2015 was also provided (vestee into trust).  No other transfers in the most recent 36-months per appraisal.
07/05/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.53 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.07% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20013	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.53 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.07% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20013	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.13% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.53 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.07% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55.07% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20034	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 45%
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XXXX	RATE24J20034	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 45%
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XXXX	RATE24J20034	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.35% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20106	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 19.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20106	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Borrower has stable job time - Borrower has 19.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20106	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 19.97 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20069	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE1469	Credit	Asset 3 Missing
Asset 3 Missing The file is missing evidence the Borrower sold the previous property located at XXXX. The proceeds of $XXX, as shown on the final application, were used as funds to close for the subject property. As a result, the file is short funds to close. Please provide a copy of the settlement statement from the sale.
																	Asset 3 Missing 6/XX/2024 final seller's CD received for XX; $XX net proceeds ($XX used on final DU/1008/1003).	07/05/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20069	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20069	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20155	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 5.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20155	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024	Borrower has stable job time - Borrower has 5.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20155	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 5.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20054	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Total estimate of cost-new per appraisal is $XXXX. Provide RCE supporting policy amount.			The policy includes guaranteed replacement cost coverage; system corrections made.; Hazard Insurance coverage meets guideline requirement	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20054	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20054	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20082	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.81 years on job.
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XXXX	RATE24J20082	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.81 years on job.
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XXXX	RATE24J20082	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.81 years on job.
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XXXX	RATE24J20136	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20136	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20136	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM1604	Compliance
Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. B1 has an alimony obligation of $XXX per month that was not included in the DTI calculation.

LOE and duplicate divorce decree received (pages for original file reflected in the employment-income screen). The alimony was deducted from income to match LP findings; the alimony was removed from the credit-liabilities screen, accordingly. DTI is within 3% tolerance now (all corrections made internally).
; LOE and duplicate divorce decree received (pages for original file reflected in the employment-income screen). The alimony was deducted from income to match LP findings; the alimony was removed from the credit-liabilities screen, accordingly. DTI is within 3% tolerance now (all corrections made internally).
; LOE and duplicate divorce decree received (pages for original file reflected in the employment-income screen). The alimony was deducted from income to match LP findings; the alimony was removed from the credit-liabilities screen, accordingly. DTI is within 3% tolerance now (all corrections made internally).
; LOE and duplicate divorce decree received (pages for original file reflected in the employment-income screen). The alimony was deducted from income to match LP findings; the alimony was removed from the credit-liabilities screen, accordingly. DTI is within 3% tolerance now (all corrections made internally).

																		07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20136	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE1438	Credit	ATR Risk
ATR Risk B1's alimony obligation was not considered in the DTI calculation.  The file contains the Underwriting Loan summary that indicates the borrower pays $2250/mo Alimony. However the file is missing verification of the payment. Please provide a copy of the Divorce Decree to confirm the payment. Additional conditions may apply.

LOE and duplicate divorce decree received (pages for original file reflected in the employment-income screen).  The alimony was deducted from income to match LP findings; the alimony was removed from the credit-liabilities screen, accordingly.  DTI is within 3% tolerance now (all corrections made internally).; ATR Risk Resolved
																		07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20136	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXXX Please provide updated title commitment, or the final title policy, which shows an adequate coverage amount.			Revised title commitment received; XX ALTA loan policy - matches note.	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20071	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to Mavent report, initial Loan application date is 05/XX/2024.  Homeownership Counseling Organizations Disclosure is dated 05/XX/2024 which exceeds the timing regulation.
																	Homeownership counseling disclosure dated 5/XX2024 provided; exception resolved; Homeownership counseling disclosure dated 5XX2024 provided; exception resolved	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.76% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
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XXXX	RATE24J20071	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to XXX report, initial Loan application date is 05/XX/2024. Initial LE is dated 05/XX/2024 which exceeds the timing regulation.
																	Initial LE dated 5/XX/2024 provided; Exception resolved; Initial LE dated 5/XX/2024 provided; Exception resolved	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.76% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
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XXXX	RATE24J20071	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.76% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
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XXXX	RATE24J20071	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 737 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 24.76% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.7 years on job.
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XXXX	RATE24J20072	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.96 years on job.
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XXXX	RATE24J20072	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.96 years on job.
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XXXX	RATE24J20072	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.21% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 58.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 810 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.6% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 9.96 years on job.
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XXXX	RATE24J20148	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Borrower has stable job time - Borrower has 2.42 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20148	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Borrower has stable job time - Borrower has 2.42 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20148	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Borrower has stable job time - Borrower has 2.42 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20140	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying DTI below max allowed. - Calculated DTI of 6.11% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20140	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying DTI below max allowed. - Calculated DTI of 6.11% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20140	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying DTI below max allowed. - Calculated DTI of 6.11% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20182	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX The policy amount isn't reflected on the title commitment, and there isn't a lender supplement imaged.  Please provide the supplement, updated commitment, short-form or ALTA final policy reflecting the policy amount to match the loan amount.

ALTA loan policy received; $XX policy amount (matches note).; Duplicate title commitment received; ALTA loan policy still reflects $0 and the proposed insured is blank(where XX should be; schedule A #2b).
07/09/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.86% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20182	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial
Hazard Insurance Policy Partially Provided The invoice is in-file; the reflected annual premium matches the final CD; coverage derived from the tax and information sheet.  Provide the XXX binder or declarations page for confirmation of coverage and terms.
																	Declarations page received; sufficient coverage; all added to the system.; Hazard Insurance Policy is fully present; Hazard Insurance Policy is fully present	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.86% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20182	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 5/XXX/2024 XXX report (all 4 others were cleared): XXX.			6XX/2024 XX report received; all high alerts are cleared.; Fraud alerts are cleared ; All Fraud Report Alerts have been cleared or None Exist	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.86% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20182	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.86% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20182	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.86% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.42 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20007	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
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XXXX	RATE24J20007	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
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XXXX	RATE24J20007	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.93% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.22 years on job.
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XXXX	RATE24J20177	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Missing Third Party Fraud Report with Exclusionary lists as required per guidelines.			All Interested Parties Checked against Exclusionary Lists; DRIVE report received; all high alerts cleared; all parties included in search.	07/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.13% is less than Guideline DTI of 45%
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XXXX	RATE24J20177	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report as required per guidelines.			XX report received; all high alerts cleared; all parties included in search.; Third Party Fraud Report is provided; Third Party Fraud Report is provided	07/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.13% is less than Guideline DTI of 45%
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XXXX	RATE24J20177	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Missing hazard declaration page to confirm dates of coverage, dwelling coverage amount and loss payee.			HOI and paid receipt received; all entered into system; sufficient coverage.; Hazard Insurance Policy is fully present	07/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.13% is less than Guideline DTI of 45%
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XXXX	RATE24J20177	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.13% is less than Guideline DTI of 45%
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XXXX	RATE24J20177	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.5 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.13% is less than Guideline DTI of 45%
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XXXX	RATE24J20036	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.83 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20036	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.83 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20036	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 21.87% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 5.83 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20073	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.62 years on job.
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XXXX	RATE24J20073	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.62 years on job.
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XXXX	RATE24J20073	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.23% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.62 years on job.
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XXXX	RATE24J20027	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20027	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/10/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 76.59% exceeds AUS DTI of 39%  Underwriter used bonus income for 2023, however it is not supported. Per AUS the Written VOE in the file does not contain YTD earnings for the most recent tow calendar years as required to verity the bonused income used to qualify the borrower.

Duplicate email from employer received.  Corrected income summary uploaded to the bulletin board.  Bonus income added and all screens updated.  The DTI on LPA is 39%.  FHLMC selling guide permits a 3% DTI variance as long as the total DTI is less than 45% (section 5101.6). ; Audited DTI of 41.78% exceeds AUS DTI of 39%
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20027	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20023	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20023	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20023	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.89 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20048	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.17 years on job.
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XXXX	RATE24J20048	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.17 years on job.
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XXXX	RATE24J20048	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.17 years on job.
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XXXX	RATE24J20058	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.91 years on job.
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XXXX	RATE24J20058	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.91 years on job.
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XXXX	RATE24J20058	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.19% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.91 years on job.
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XXXX	RATE24J20315	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements DU # 28 was not met. Please provide documentation of the transfer of funds and the eligible source of the gift.			The fully-executed gift letter and wire confirmation (to escrow) were received; amount updated in the system to match.	07/08/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.63% is less than Guideline DTI of 845%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20315	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.63% is less than Guideline DTI of 845%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20315	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 30.63% is less than Guideline DTI of 845%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20213	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.82% is less than Guideline DTI of 45%
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XXXX	RATE24J20213	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.82% is less than Guideline DTI of 45%
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XXXX	RATE24J20213	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.48 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.82% is less than Guideline DTI of 45%
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XXXX	RATE24J20095	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.01 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20095	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.01 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20095	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.01 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20002	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Per the lender’s compliance report, the Initial Disclosure Date is 03/15/2024. The earliest Homeowner’s Counseling Notice provided in the file is dated 03/19/2024. Please provide the initial Homeowner’s Counseling Notice.

Received copy of homeownership counseling organizations disclosure dated 03/XX2024- exception resolved.; Received copy of homeownership counseling organizations disclosure dated 03/XX/2024- exception resolved.
06/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.62% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.44% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20002	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Per the lender’s compliance report, the initial LE was delivered or placed in the mail on 03/XX024. The earliest LE provided in the file is dated 03/XX2024, which exceeds 3 business days from the application date of 03/XX/2024. Please provide the initial LE dated 03/XX2024. Additional compliance testing applies.
																	Received copy of Loan Estimate dated 03/XX/2024 for testing- exception resolved.; Received copy of Loan Estimate dated 03/XX/2024 for testing- exception resolved.	06/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.62% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.44% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20002	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). Per the lender’s compliance report, the Initial Disclosure Date is 03/15/2024. The earliest Written List of Service Providers list is dated 03/19/2024. Please provide the initial Written List of Service Providers.

																	Received copy of Written List of Service Providers Disclosure dated 03/15/2024- exception resolved.; Informational	06/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.62% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.44% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20002	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.62% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.44% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20002	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 66.62% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.62% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 29.44% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20008	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 2.77 years on job. stable employment	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20008	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required Total Replacement Cost New per Appraisal is $XX. Insurance Coverage Dwelling is $XX which is less than Total Replacement Cost New or UPB of $XX. Insurance Binder does specify Guaranteed Replacement Cost.
																	Duplicate HOI binder received; guaranteed replacement cost reflected; screen updated.; Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage meets guideline requirement	06/26/2024	Borrower has stable job time - Borrower has 2.77 years on job. stable employment	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20314	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	finding-47	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The RTC provided in the file indicates the cancel by date as 05/30/2024, which is the same day as the loan disbursement per the final CD and settlement statement. Please provide evidence of actual disbursement date.

Received copy of PCCD with updated disbursement date to 05/XX2024- tested CD and exception has resolved.; Received copy of PCCD with updated disbursement date to 05/XX2024- tested CD and exception has resolved.
																		06/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20314	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20314	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20293	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Borrower has stable job time - Borrower has 7.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
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XXXX	RATE24J20293	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 7.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
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XXXX	RATE24J20293	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 7.85 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.38% is less than Guideline LTV of 80%
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XXXX	RATE24J20101	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 26.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.84% is less than Guideline CLTV of 80%
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XXXX	RATE24J20101	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Borrower has stable job time - Borrower has 26.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.84% is less than Guideline CLTV of 80%
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XXXX	RATE24J20101	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 26.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 732 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 41.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.84% is less than Guideline CLTV of 80%
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XXXX	RATE24J20067	XXXX	XXXXX	XXXX	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.46 years on job.
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XXXX	RATE24J20067	XXXX	XXXXX	XXXX	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.46 years on job.
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XXXX	RATE24J20067	XXXX	XXXXX	XXXX	XXXXX	CT	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.32% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.46 years on job.
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XXXX	RATE24J20197	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20197	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20197	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 815 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20161	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 20.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20161	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 20.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20161	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 20.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20200	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 11.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%
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XXXX	RATE24J20200	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 11.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%
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XXXX	RATE24J20200	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing VOE in file is missing the top portion of the page with the Borrower's name and employer's name. Please provide a complete VOE.			6/XX/2024 TWN VVOE in-file was cut-off at the top; job title and start date matches 1003. 6/XX/2024 note date. 7/XX/2024 TWN VVOE received; active; all content matches.	07/09/2024
Borrower has stable job time - Borrower has 11.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20200	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing VOE in file is missing the top portion of the page with the Borrower's name and employer's name. Please provide a complete VOE.			6/XX/2024 TWN VVOE in-file was cut-off at the top; job title and start date matches 1003. 6/XX/2024 note date. 7/XX2024 TWN VVOE received; active; all content matches.	07/09/2024
Borrower has stable job time - Borrower has 11.7 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.91% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20083	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20083	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20083	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20022	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Finalization	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Borrower has stable job time - Borrower has 17.78 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20238	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 15.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20238	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 15.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20238	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 15.75 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20310	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXXCalifornia is a non-disclosure state, so the policy amounts aren't reflected on the preliminary title report; no supplement in-file.  Provide a lender's supplement, short-form, or final ALTA policy reflecting $XXX coverage.
																	Final title policy received; amount of insurance = XXK (matches note).	07/03/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.94% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.86% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.05 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.86% is less than Guideline LTV of 80%
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XXXX	RATE24J20310	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.94% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.86% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.05 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.86% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20310	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.94% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.86% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.05 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.86% is less than Guideline LTV of 80%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20080	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.48% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20080	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.48% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20080	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 21.48% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20339	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien $XXXThe title commitment doesn't reflect the borrower's coverage; there isn't a supplement in-file.  Provide a supplement, a revised title commitment, a short-form, or a final ALTA policy reflecting sufficient coverage.
																	Updated title commitment received; $XX ALTA extended loan policy amount matches note.; Title commitment received. Only the owner's policy amount, matching the purchase price, is reflected.	07/05/2024
Borrower has stable job time - Borrower has 23.99 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.03% is less than Guideline DTI of 45%
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XXXX	RATE24J20339	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 23.99 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.03% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20339	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 23.99 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.03% is less than Guideline DTI of 45%
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XXXX	RATE24J20210	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.12% is less than Guideline DTI of 45%
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XXXX	RATE24J20210	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.12% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20210	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.12% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20078	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20078	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20078	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.01 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20107	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.54% is less than Guideline LTV of 80%
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XXXX	RATE24J20107	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.54% is less than Guideline LTV of 80%
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XXXX	RATE24J20107	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.54% is less than Guideline LTV of 80%
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XXXX	RATE24J20201	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20201	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20201	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.22% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20294	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 0

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20294	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 0

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20294	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.21% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 0

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20006	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection FEMA-XXX declared on 5/XX/2024 and the date of the appraisal is 4/XX/2024.  Please provide either an exterior-only appraisal report or PDI to confirm the subject property didn't sustain any damage from the recent disaster.
																	6XX/2024 PDI report received; no damages reflected.; Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	07/12/2024	Borrower has stable job time - Borrower has 7.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20006	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't include the required 24-month chain of title; there is no supplement or prior grant deed in-file.  Please provide an updated title commitment, supplement, or email from the title officer.
																	24-month chain of title received from attorney.; 24-month chain of title received from attorney.	07/08/2024	Borrower has stable job time - Borrower has 7.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20006	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.87 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20206	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.17 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20206	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.17 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20206	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.17 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20003	XXXX	XXXXX	XXXX	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.56% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.88% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.56% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.14 years on job.
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XXXX	RATE24J20004	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.81 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.31% is less than Guideline CLTV of 80%
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XXXX	RATE24J20004	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.81 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.31% is less than Guideline CLTV of 80%
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XXXX	RATE24J20004	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.81 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.76% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 48.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.31% is less than Guideline CLTV of 80%
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XXXX	RATE24J20202	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing 3rd party VOE 10 business days prior to the Note date is missing from file. The loan closed 5/XX/2024 and the WVOE is dated 04/XX/2024 and is expired for employment verification purposes.
																	5/XX2024 note date; 5/XX2024 TWN VVOE received; active.	06/21/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.84 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20202	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.84 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20202	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.14% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.84 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20010	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20010	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20254	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20254	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20254	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20044	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20044	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20044	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20167	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20167	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20167	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20237	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.17% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20237	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.17% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20237	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.56% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.17% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.56% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20150	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20150	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20150	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.16 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20274	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 for XXdoesn't include a full 2-year employment history (XX isn't reflected; from XXX - XXX per TWN WVOE). Please provide an e-signed/dated, corrected 1003.
1003 received with 2-year employment history for XX; e-signed and dated by both parties.; 1003 rebuttal received via LOX.  The 2-year employment history is based on the application date, not the closing date.  Provide an e-signed, corrected final 1003 with the requested employer added.
07/08/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.49% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20274	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)
FEMA-XXX declared on 2/XX/2024; appraisal completed on 5/XX/2024.  NOTE:  there have been several declarations in CA in the past 6-months; the only comment by the appraiser is referencing fires.  This specific declaration was not for a fire.  Please have the appraiser provide an updated report, referencing all recent declaration #'s and the impact on the property, or reference #'s for any that impacted XXX.
																	Revised appraisal. FNMA UCDP, and FHLMC UCDP received; FNMA score corrected to match; no damages per appraiser (site section of 1st grid page).	06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.49% is less than Guideline DTI of 45%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20274	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.49% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20217	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.53 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20217	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.53 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20217	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 6/13/2024 DRIVE (re-opened on 6/12; all others were cleared): 5900.			6/XX/2024 XX report received; all high alerts cleared.	07/09/2024
Borrower has stable job time - Borrower has 2.53 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.66% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20064	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.47 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.68% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.68% is less than Guideline CLTV of 80%
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XXXX	RATE24J20064	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.47 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.68% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.68% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20064	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 8.47 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.68% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.68% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20267	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE1350	Credit	Borrower 2 Personal Tax Returns Missing
Borrower 2 Personal Tax Returns Missing B2 employed at current job since 01/XX/2024 and WVOE provided with 4 months YTD income. Prior to 2024, CPA letter indicates B2 was Schedule C in 2023. The 2023 tax return with Schedule C was not provided and no other documentation provided for 2023 income.
																	2023 1040 received; schedule C included for XX(income not used in qualification, as prior).	07/03/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.04 years on job.
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20267	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required.  Refund in the amount of $100.00, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.The Appraisal Fee increased from $660.00 to $760.00 on the CD issued 5/XX/2024 through the final CD and PCCD. The file does not contain a valid COC for the addition of the fee.

Cure package provided; Exception downgraded to a 2/B; The documents provided include an LOE, PCCE, and proof of delivery but the cure package must also contain a copy of the check if amount refunded is over $35.00. Provide a copy of the check to downgrade the exception
06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.04 years on job.
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20267	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 5.04 years on job.
																				D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20298	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20298	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20298	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.93 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20041	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20041	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20041	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20302	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.85 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20302	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.85 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20302	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.85 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20222	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection FEMA-XX declared on 6/XX/2024; appraisal effective date of 5/XX/2024. PDI is not in-file.			6/XX/2024 PDI received; no damages.	06/26/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.63% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.63% is less than Guideline LTV of 80%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20222	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE1474	Credit	Asset 8 Missing	Asset 8 Missing The final seller's CD or ALTA settlement statement for XX, evidencing minimum net proceeds of $XX, is missing.
5/XX/2024 seller's final settlement statement received; XX payoff reflected; $XX net proceeds ($XXK reflected on the final 1003; sufficient assets for closing, down payment, and required reserves verified).
06/21/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.63% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.63% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20222	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.63% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 49.63% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20156	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.74% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20156	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.74% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20156	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 44.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.74% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20011	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 8.83 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20011	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 8.83 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20198	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The addendum adding the $1250 seller concession isn't signed/dated by all parties.			PA addendum, adding seller concessions of $1250, signed/dated by all parties.	06/21/2024
Borrower has stable job time - Borrower has 5.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20198	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 5.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20198	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 5.89 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20220	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.69 years on job.
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20220	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.69 years on job.
																				B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20220	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing 1008 Summary. 1008 and lender notes found in the loan file are for another borrower.			1008 and underwriting summary received; matches system entries.; Approval/Underwriting Summary is fully present	06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 7.69 years on job.
																				B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20226	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required Please provide evidence of hazard coverage sufficient to cover the loan amount, or provide a replacement cost estimator to support the coverage amount on the policy.
																	Evidence of RCE received; system updated to match.; Hazard Insurance coverage meets guideline requirement	07/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20226	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20226	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 743 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20060	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title commitment is missing 24 month chain of title.			6/4/2024 letter received from closing attorney; 24-month chain provided.	07/12/2024	Borrower has stable job time - Borrower has 9.96 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20060	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 9.96 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20060	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 9.96 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20162	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 48.07% exceeds AUS DTI of 45% Audit income matches lender income.  It is unknown where the variance lies based on the 1008, UW loan summary and cash-flow worksheet for rental loss (1008 = $XX total debt; audit = $XX).
																	Audited DTI of 43.31% is less than or equal to AUS DTI of 45%. Received evidence of rental income on 1056 Golden Eye and also military BAs rations.	07/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.6 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20162	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The DFAS status report, within 10-business days of note, is missing for XX.
Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); Borrower 2 3rd Party VOE Prior to Close Was Provided. Per FNMA guides Leave and earnings statement was provided. Exception Resolved.
																		07/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.6 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20162	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.6 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20124	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.48 years on job.	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20124	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $75.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved;	07/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.48 years on job.	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20124	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required Dwelling coverage is $XX.  Subject Note balance is $XX.  Appraisal does not reflect cost new.  Please provide evidence of coverage to support loan amount on the note or a Cost Estimator reflecting $XXXX cost to rebuild.
																	RCE and evidence of dwelling increase received; sufficient coverage; insurance screen updated.; Hazard Insurance coverage meets guideline requirement	07/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.48 years on job.	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20309	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.14 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20309	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 763 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.14 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.15% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20214	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of $150.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The 0% tolerance violation in the amount of $150.00 is due to the addition of the Appraisal Rent Schedule on the LE dated 5XX/2024.  The COC dated 5/XX/2024 is invalid as it does not provide a reason for the addition of this fee.

 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	Cure package provided that included delivery documentation; Exception downgraded to 2/B; Provide evidence that the cure package was sent to the borrower to cure.	07/16/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.1 years on job.
																				D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20214	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.1 years on job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20214	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.1 years on job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20031	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20031	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20031	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.67% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20097	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20097	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20097	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Borrower has stable job time - Borrower has 16.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20111	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 20.72 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20111	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 20.72 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20111	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower 2 Citizenship Documentation Is Missing			Duplicate permanent resident alien cards received; Patriot act form entries completed.; Borrower 2 Citizenship Documentation Provided or Not Required	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 20.72 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20111	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing			Duplicate permanent resident alien cards received; Patriot act form entries completed.; Borrower 1 Citizenship Documentation Provided or Not Required	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 20.72 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20296	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)
Appraisal shows subject property as 1 bedroom and 1 bathroom in the comparable sales grid pages. Interior photos and sketch clearly show 4 bedrooms and 3 bathrooms. Comparable sales grid pages should be updated with the correct information.
																	Duplicate appraisal received; the above-grade is accurate at 1BD1BA; below-grade includes the additional 3BD2BA.	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.31% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20296	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.31% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20207	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $165.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC and LE dated 5/XX provided; Exception resolved; COC and LE dated 5/XX provided; Exception resolved;	07/05/2024	Borrower has stable job time - Borrower has 11.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20207	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Evidence of the PITIA for XX is missing (only the credit supplements for the VOM through 5/2024 is imaged for both; CTRL+F search completed with no applicable results).			The mortgage statement and verification of HOA dues was received for each property; income summary updated.	07/03/2024	Borrower has stable job time - Borrower has 11.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20207	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Borrower has stable job time - Borrower has 11.64 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20066	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't include a 24-month chain of title; no supplement in-file.  Provide a corrected title commitment, supplement, or email from the title officer.
																	Satisfactory Chain of Title has been provided	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.57% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.83 years on job.
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20066	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX The borrower's policy coverage states *none*.  Provide a corrected title commitment, supplement, short-form or final XX title policy reflecting sufficient coverage.

Title Coverage Amount of $XXis equal to or greater than Total Amount of Subject Lien $XX0; Title Coverage Amount of $XX is equal to or greater than Total Amount of Subject Lien $1XX; Title Coverage Amount of $XX is equal to or greater than Total Amount of Subject Lien $XX; Title Coverage Amount of $XX is equal to or greater than Total Amount of Subject Lien $XX
07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.57% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.83 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20066	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.57% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.83 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20066	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.57% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.57% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 10.83 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20215	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20215	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20215	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20021	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing TWN in file was pulled 06/XX/2024 but only reflects employment status as of 06/XX/2022. File is missing verification that the borrower was employed with current employer at the time of closing. Please provided an updated TWN or other 3rd party verification to confirm employment status as of the 06XX/2024 Note date.
																	6/XX/2024 TWN VVOE received for both borrowers; 6/XX/2024 note date.	07/12/2024
Borrower has stable job time - Borrower has 20.25 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20021	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required The amount of coverage reflected on the hazard policy is not sufficient to cover the loan amount. There is no additional coverage amount or guaranteed replacement cost coverage indicated. Please provide either an updated policy reflecting adequate coverage or guaranteed replacement cost, or a replacement cost estimator equal to or lesser than the policy coverage amount.
																	The binder indicates 100% replacement cost coverage; corrections made internally.; Hazard Insurance coverage meets guideline requirement	07/12/2024
Borrower has stable job time - Borrower has 20.25 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20021	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 20.25 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20021	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 20.25 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20089	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20089	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20089	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20163	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20163	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20163	XXXX	XXXXX	XXXX	XXXXX	MT	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20157	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.17% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.41 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20157	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.17% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.41 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20157	XXXX	XXXXX	XXXX	XXXXX	TN	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.17% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 2.41 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20338	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report where all high alerts are cleared.			6/XX/2024 XX report received; all 3 high alerts were cleared.	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.65 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20338	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.65 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20338	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.65 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20017	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.43 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20017	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.43 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20017	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 6.43 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20301	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCOM9610	Compliance	Missing Power of Attorney	Missing Power of Attorney and/or POA Does Not Meet Guideline Requirements The 5/XX/2024 Power of Attorney - Special is not signed/dated/notarized.			Fully-executed POA - special received.	06/27/2024
Borrower has stable job time - Borrower has 18.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.87% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 13.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
																				D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20301	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 18.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.87% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 13.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20301	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 18.42 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.87% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 37.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 13.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700
																				D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20024	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20024	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20024	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20233	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 6.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20233	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 6.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20233	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 6.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20049	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided
Unsatisfactory Chain of Title provided The title commitment doesn't include a 24-month chain of title.  Provide a revised title commitment, lender's supplement, or email from the title officer providing the required information.
																	Title officer search results provided; no prior sales within the most recent 24-months (individuals to trust only).	07/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20049	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 720	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20049	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 720	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20098	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 14.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.05% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.05% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20098	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 14.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.05% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.05% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20098	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.03% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 14.61 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.05% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.05% is less than Guideline CLTV of 80%
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XXXX	RATE24J20025	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20025	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20025	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 18.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20029	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.14 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20029	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.14 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20029	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.14 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20299	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.65 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20299	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.65 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20299	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 770 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.65 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20173	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Borrower has stable job time - Borrower has 5.65 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20173	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Borrower has stable job time - Borrower has 5.65 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20173	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.			Informational	06/24/2024	Borrower has stable job time - Borrower has 5.65 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20193	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.96 years on job.
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XXXX	RATE24J20193	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.96 years on job.
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XXXX	RATE24J20193	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 728 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.96 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20260	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.76 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20260	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.76 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20203	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.35% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.98 years on job.
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XXXX	RATE24J20203	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.35% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.98 years on job.
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XXXX	RATE24J20203	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 23.35% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.98 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20279	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.17 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20279	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.17 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20279	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.17 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20236	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20236	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20236	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20223	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20223	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20223	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.53 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20253	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20253	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20253	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 68.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 8.02 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20256	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX0 California is a non-disclosure state, so neither preliminary title report includes the policy amounts; no lender's supplement in-file.  Provide, lender's supplement, short-form, or XX final policy amount reflecting the buyer's coverage.
																	Lender's supplement received from XX; amount matches note.	07/12/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.66% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.66% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20256	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.66% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.66% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20256	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.66% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 4.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.66% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.24% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20032	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20032	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20032	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20056	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.02% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.2 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20056	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.02% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.2 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20056	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.02% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.2 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20068	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.			Duplicate CDA received; status corrected to resolved versus rescinded.; 5/XX/2024 XX, supporting the $XX value used in qualification, is in-file; low risk; no additional review recommended.	07/16/2024	Borrower has stable job time - Borrower has 6.27 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20068	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 6/XX/2024 XX report (all others were cleared): XX.			; 7/XX/2024 XX report received; all high alerts cleared.	07/13/2024	Borrower has stable job time - Borrower has 6.27 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20068	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.27 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20068	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.27 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20247	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing
Borrower 2 3rd Party VOE Prior to Close Missing B2 VVOE completed on 5.XX.2024 indicates the co-borrower started her position on 05.XX.2024 as a XX vs. the WVOE completed on 5.XX.2024 and final application indicates a start date as of 9.XX.2021 as a XX.  Please provide a VVOE for B2 dated within 10 days of close that reflects B2's actual position and start date.  If B2's actual position is a XXr with a hire date of 5.XX.2024, please provide corrected final application along with 2 years prior employment information and re-run AUS reflecting correct information.  Additional conditions may apply.
																	5/XX/2024 standard VVOE received for Jane Kim; 5/XX/2024 note date.	06/21/2024	Borrower has stable job time - Borrower has 8.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20247	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 8.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20247	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 8.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20288	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing
Missing Hazard Insurance Policy Evidence of insurance is missing; the annual premium used is from the final CD.  NOTE:  if coverage is not at least $XX, provide the insurance company RCE, as well (total estimate of cost new from appraisal cost approach section).
																	Evidence of insurance and RCE received; all entries made in the system; sufficient coverage confirmed.; Hazard Insurance Policy is fully present; Hazard Insurance Policy is fully present	06/26/2024
Borrower has stable job time - Borrower has 11.45 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20288	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Borrower has stable job time - Borrower has 11.45 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.62% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20119	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20119	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20119	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20258	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 6.7 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20258	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 6.7 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20258	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Borrower has stable job time - Borrower has 6.7 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20118	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required The coverage amount shown on the hazard policy is <loan amount. The policy does not indicate extended coverage and an insurance replacement cost estimate was not provided.
																	Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage meets guideline requirement	06/21/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 20.29 years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20118	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 20.29 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20118	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 23.91% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 20.29 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20224	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The file is missing verification of the Borrowers' proceeds from the sale of the previous home and therefore, short funds to close of $XX.
6/XX/2024 final seller's CD received.  Although the net proceeds were not as much as disclosed on the final 1003, they were sufficient for the required closing costs/down payment/reserves.; Asset Qualification Meets Guideline Requirements
06/21/2024
Borrower has stable job time - Borrower has 6.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20224	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 6.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20224	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 6.16 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.39% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20188	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.81% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
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XXXX	RATE24J20188	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.81% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
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XXXX	RATE24J20188	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 723 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 26.81% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%
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XXXX	RATE24J20166	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20166	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20166	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.72% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20081	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 45%
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XXXX	RATE24J20081	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 45%
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XXXX	RATE24J20081	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 761 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 31.66% is less than Guideline DTI of 45%
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XXXX	RATE24J20012	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA-XXR declared on 5/XX/2024; 5/XX/2024 appraisal effective date; 6/XX/2024 1004D effective date.  The appraiser didn't make any commentary regarding the disaster or effect on the property (if any).  Provide a corrected appraisal, corrected 1004D, exterior-only appraisal, or PDI.
																	Property Inspection Provided.	07/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.92 years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20012	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.92 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20012	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.92 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20143	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing
Duplicate website confirmation, e-signed attestation from borrower, end user agreement, and LOX received.  Apparently, the IRS defined codes requires this business to identify as royalties versus schedule C.  There is no additional documentation available to be provided.  Since the business has operated for over 7-years, 2 of which were documented, it is presumed that the 3-year continuity has been met.; GA business search provided for XXX.  The standard VVOE is still missing (within 10-days of note), as well as the e-signed clarification, and fully-executed contract/lease to confirm the required 3-year income continuity.; TWN WVOE received for XX.  XX is borrower #2; provide a standard VVOE for her self-employment, and supporting XX or similar 3rd party search results for the business.  Provide e-signed statement from Pamela as to why this is filed as royalty income on schedule E versus schedule C.  Also, the full lease/contract to confirm a 3-year continuance is still missing (only 1 page, without the terms, was provided thus-far.
																		07/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 70	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20143	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1294	Credit	Income 3 Months Income Verified is Missing
Income 3 Months Income Verified is Missing The final application indicates the borrower was qualified with Commission income.  The loan file is missing all income documentation for B3 including a year-to-date paystub, most recent W-2's and/or WVOE with sufficient documentation to calculate commission and bonus income.  Additional conditions may apply.
																	5/XX/2024 TWN WVOE received for XX; commission and bonus income supported; income summary updated and uploaded.; Income 3 Months Income Verified is Present Or Not Applicable	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 70	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20143	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing
Income 2 Months Income Verified is Missing The final application reflects B3 was qualified with bonus income.  The loan file is missing all income documentation for B3 including a year-to-date paystub, most recent W-2's and/or WVOE with sufficient documentation to calculate commission and bonus income.  Additional conditions may apply.
																	5/XX2024 TWN WVOE received for XX; commission and bonus income supported; income summary updated and uploaded.; Income 2 Months Income Verified is Present Or Not Applicable	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 70	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20143	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 70	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20143	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 70	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20300	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20264	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present Title document in file does not disclose the amount of coverage or vesting interest. Please provide the final title policy for review.			Final title policy received; $XX policy amount matches note; vested parties match.	07/05/2024
Borrower has stable job time - Borrower has 3.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.99% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20264	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.99% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20264	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.81 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 27.99% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
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XXXX	RATE24J20057	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.9 years on job.
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XXXX	RATE24J20057	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.9 years on job.
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XXXX	RATE24J20057	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 25.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.9 years on job.
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XXXX	RATE24J20052	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1346	Credit	Borrower 1 1040 Schedule E Missing
Borrower 1 1040 Schedule E Missing Missing the 2023 1040 Schedule E to verify rental income/loss for REO on XX. Lease agreement cannot be used unless the tax return is provided to show that the property was not reported as an REO in 2023.
																	; Borrower 1 1040 Schedule E Missing Form 4868 received for 2023; 2022 e-signed 1040 received (no schedule E present for rentals).	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20052	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20052	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 8.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20050	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.95 years on job.
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XXXX	RATE24J20050	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.95 years on job.
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XXXX	RATE24J20050	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.16% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.95 years on job.
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XXXX	RATE24J20030	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception.  Initial CD in file was dated 6/XX/2024 and received 6/XX/2024,  loan consummation was 6/XX/2024 and within 3 business days required waitng period.  According to Mavent report, lender provided a CD on 6/XX/2024, please provide a copy of the initial CD and verification of borrower acknowledgement.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	06/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.87 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20030	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.87 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20030	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 25.87 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20120	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20120	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20120	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 8.16 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20051	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 3.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20051	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 3.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20051	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 3.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20287	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 822 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.45% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 13.59 years on job.
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XXXX	RATE24J20287	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 822 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 30.45% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 13.59 years on job.
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XXXX	RATE24J20115	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Cured	finding-651	Compliance	TILA Finance Charge Test
Cure required.  According to the XX report, the lender's Finance Charge Amount of $XX (pg. 613) matches that of the auditor's.  However, the final CD reflects a Finance Charge Amount of $XX (pg. 62), which excludes the Title - Courier Fee of $105 and the Title - Tax Certification Fee of $15, which are both prepaid finance charges, as reflected on the Mavent report.  Therefore, the Finance Charge Amount of $XX1, reflected on the Final CD, is under-disclosed by $120, and therefore, is not considered accurate because it is understated by more than $100. This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XX. The disclosed finance charge of  $XX is not considered accurate because it is understated by more than $100.

Cure package provided; Exception downgraded to a 2/B; The PCCD provided does not resolve the exception. A cure package that includes a PCCD, LOE, copy of check and proof of delivery is required to cure.  According to the Mavent report, the lender's Finance Charge Amount of $XX (pg. 613) matches that of the auditor's. However, the final CD reflects a Finance Charge Amount of $XX (pg. 62), which excludes the Title - Courier Fee of $105 and the Title - Tax Certification Fee of $15, which are both prepaid finance charges, as reflected on the XX report. Therefore, the Finance Charge Amount of $XX reflected on the Final CD, is under-disclosed by $120, and therefore, is not considered accurate because it is understated by more than $100.
07/19/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 65.38% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.38% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 720
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XXXX	RATE24J20312	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	finding-47	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Final CD 5/23/2024 discloses the disbursement date as 5/30/2024, with the Right to Cancel disclosing the right to rescind date as 5/30/2024 same as disbursement date.  Please provide documentation verifying actual disbursement date.

Received PCCD dated 06XX2024 with updated disbursement date to 05XX024. Entered CD for testing- exception resolved.; Received PCCD dated 0XX2024 with updated disbursement date to 05/XX2024. Entered CD for testing- exception resolved.
06/23/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.75% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20312	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX Due to CA being a non-disclosure state, the policy amount isn't reflected on the preliminary title report.  There is no lender supplement in-file.  Provide the supplement, short-form, or ALTA final title policy confirming coverage that matches the loan amount.
																	Final title policy received; $XXX coverage confirmed.	06/21/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.75% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20312	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.75% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.64% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20327	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J20327	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J20327	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%
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XXXX	RATE24J20184	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.29% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.91 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20184	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.29% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.91 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20184	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 26.29% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.91 years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20116	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20116	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20116	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.17 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.15% is less than Guideline DTI of 45%
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XXXX	RATE24J20240	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.55% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20240	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.55% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20240	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.55% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20319	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20319	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20319	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20094	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.79 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20225	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20225	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20225	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20170	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 8.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20170	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 8.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20170	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 8.82 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20142	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.1% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.17 years on job.
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XXXX	RATE24J20142	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.1% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.17 years on job.
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XXXX	RATE24J20142	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.1% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.17 years on job.
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XXXX	RATE24J20289	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing. File is missing all income documentation for B2. Please provide the 2023 W2.
5/XX/2024 Truework WVOE received. All entries made per document; revised income summary uploaded.

Entered as N/A on the employment-income screen due to receipt of WVOE.; Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2)
07/11/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.2 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45%
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XXXX	RATE24J20289	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing File is missing all income documentation for B2. Please provide a YTD paystub.
5/21/2024 Truework WVOE received. All entries made per document; revised income summary uploaded.

Entered as N/A on the employment-income screen due to receipt of WVOE.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)
07/11/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.2 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45%
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XXXX	RATE24J20289	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE1363	Credit	Borrower 2 WVOE Missing	Borrower 2 WVOE Missing File is missing all income documentation for B2. In lieu of paystubs and W2, please provide a WVOE.			5XX/2024 XX WVOE received. All entries made per document; revised income summary uploaded.; Borrower 2 WVOE Provided or Not Applicable (Number of Borrowers equals 2)	07/11/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.2 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45%
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XXXX	RATE24J20289	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.2 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45%
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XXXX	RATE24J20289	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.2 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45%
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XXXX	RATE24J20204	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.33 years on job.
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XXXX	RATE24J20204	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.33 years on job.
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XXXX	RATE24J20204	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 27.09% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.33 years on job.
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XXXX	RATE24J20146	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. According to the XX report, the initial Loan application date is 05/XX/2024. The List of Homeownership Counseling Organizations in file, dated 5/XX/2024, exceeds the timing regulation. A cure requires a List of Homeownership Counseling Organizations dated within 3 business days of 5/XX/2024.  Once the List of Homeownership Counseling Organizations dated 5/XX/2024 is provided, additional testing will be completed.
																	HOC provided dated 5/XX/2024; Exception resolved; HOC provided dated 5/XX/2024; Exception resolved	07/12/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.92% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J20146	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. According to the XX report, the initial Loan application date is 05XX2024 (pg. 626). The earliest LE in file, dated 5/XX/2024, exceeds the timing regulation. A cure requires the initial LE dated within 3 business days of 5/XX/2024.  According to the Mavent report, the initial LE was issued on 5XX/2024, but is missing from the loan file.  Once the initial LE is provided, additional testing will be completed.
																	Initial LE provided dated 5/XX/2024; exception resolved; Initial LE provided dated 5XX/2024; exception resolved	07/12/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.92% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J20146	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.92% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.48 years on job.
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XXXX	RATE24J20146	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.92% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 753 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 2.48 years on job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20127	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20127	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20127	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.03% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20329	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XX is less than required coverage required A replacement value was not provided in file and the hazard insurance coverage of $XX is less than the loan amount of $XX.
LOX received.  First, the RCE was entered per the appraisal (purchase price minus land value; $XXX); then, the dwelling + extended coverage + ordinance & law coverage were added ($XXX total); sufficient coverage.; Hazard Insurance coverage meets guideline requirement
																		07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.78 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20329	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.78 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20211	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20211	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20211	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20134	XXXX	XXXXX	XXXX	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Loan file is missing the verification of taxes, insurance, and/or HOA dues for the investment property 2. Audit also needs verification that the property is free & clear.
Verification there is no mortgage + tax certificate + HOI binder received; no HOA statement provided.  $604.49 loss used in qualification; calculated TI:  $1337 + $3504.83 = $4841.83 / 12 = $403.49 (rounded); no HOA attestation [of no dues] in-file.
																		07/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.75 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20134	XXXX	XXXXX	XXXX	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.75 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20134	XXXX	XXXXX	XXXX	XXXXX	NC	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.75 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20043	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing The IEAD is missing from the loan file.			Initial Escrow disclosure statement provided; Exception resolved; Initial Escrow Account Disclosure is Resolved	07/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.49 years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20043	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.49 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20043	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 3.49 years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20286	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required.  Refund in the amount of $100.00: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC.  The file is missing a valid COC for the increase of the Appraisal fee from XX on the initial LE, dated 05XX/2024, to $850 on the revised LE, dated 05XX/2024.  The file contains a COC, however it does not contain a reason for the increase. Provide clarification on the appraisal fee increase
 This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

explanation regarding the increase in appraisal fee due to complexity provided; Exception resolved; explanation regarding the increase in appraisal fee due to complexity provided; Exception resolved; The COC provided indicates the loan was locked but doesnt give a reason for the increase in appraisal fee. Rate lock is not a valid reason for the increase in appraisal fee. Please provide clarification on reason for appraisal fee increase
07/11/2024
Borrower has stable job time - Borrower has 25.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
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XXXX	RATE24J20286	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024
Borrower has stable job time - Borrower has 25.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
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XXXX	RATE24J20286	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Borrower has stable job time - Borrower has 25.73 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 2.8% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
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XXXX	RATE24J20141	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.08% is less than Guideline DTI of 45%
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XXXX	RATE24J20141	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.08% is less than Guideline DTI of 45%
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XXXX	RATE24J20141	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 29.08% is less than Guideline DTI of 45%
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XXXX	RATE24J20246	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20246	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20246	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.69% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20185	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 11.37 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.26% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20185	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 11.37 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.26% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20185	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 11.37 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.26% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20239	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20239	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20239	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX Please provide evidence of title coverage that matches the loan amount of $XX0.			The 6/XX/2024 final XX settlement statement confirms $XXX lender's title insurance coverage; matches note.	07/09/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20239	XXXX	XXXXX	XXXX	XXXXX	UT	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XX is less than required coverage required Appraisal reflects Estimate of Cost-new is $XX.  The note reflects a loan amount of $XX0.  The hazard insurance reflects coverage of only $XX.  Please provide evidence of hazard coverage that is XX or a Cost Estimator with a rebuild amount of $XX.
																	100% guaranteed replacement cost ($XX total) per insurance agent; sufficient coverage.; Hazard Insurance coverage meets guideline requirement	07/09/2024
Qualifying DTI below max allowed. - Calculated DTI of 14.24% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20117	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 28.53% is less than Guideline DTI of 45%
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XXXX	RATE24J20117	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 813 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 28.53% is less than Guideline DTI of 45%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20061	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20061	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20061	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.39 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20045	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/11/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20045	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/04/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete
The Final 1003 is Incomplete Final 1003 reflects current home (XX), additional home (XX.) and subject (XX) all as primary residences. Current and additional home show retained therefore borrowers show 3 primary residences at close.
																	Revised 100 received; changes e-signed by the primary borrower/owner. Additional REO's at XX and XXcorrected to investment properties.	07/11/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20045	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20063	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXXX	RATE24J20063	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXXX	RATE24J20063	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.73 years on job.
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XXXX	RATE24J20243	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 8.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20243	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 8.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20243	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	The appraisal is missing photos of the 6 comparable sales.			36-page revised appraisal received; 5 comparable sales per grid pages and location map (5th is an active listing); all photos are included.	07/09/2024	Borrower has stable job time - Borrower has 8.45 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20250	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX0 California is a non-disclosure state, so the policy amounts aren't reflected on the preliminary title report; not reflected on the lender supplement either.  Provide an additional lender supplement, short-form, or ALTA final policy reflecting the policy amount.
																	Final title policy receive; $1.06MM coverage reflected (matches note).	07/15/2024	Borrower has stable job time - Borrower has 19.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20250	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 19.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20250	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	The appraisal isn't signed by Tim Apple. Provide fully-executed copy.			Signed appraisal received.	07/10/2024	Borrower has stable job time - Borrower has 19.1 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20100	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing
PUD Rider is Missing The appraisal indicates the subject property is a PUD.  The Mortgage did not include a PUD Rider.  Please determine if property is a PUD and provide corrected appraisal and/or Mortgage with executed PUD Rider.

Per title abstract examiners, there is no PUD or monthly dues.  Apparently, the purchase contract and initial appraisal were incorrect.; Revised appraisal received with PUD box unchecked and no HOA dues reflected.  However, there is a HOA reflected on schedule B, Part II of the title commitment (item 9; CC&R's/bylaws).  Also, #31 on the purchase agreement states it's in a HOA.  Hence, the monthly HOA dues of $130 will remain in qualification.  The appraisal isn't the issue; provide a fully-executed PUD rider and confirmation of intention to re-record the mortgage, accordingly.
																		07/16/2024	Borrower has stable job time - Borrower has 5.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20100	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 5.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20100	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 5.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20265	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20265	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20265	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.82 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20303	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.05 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20303	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired			1004D received. Appraisal date = 8/29/2023 (within 12-months of note). 1004D date = 5/29/2024; no decline in market.	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 6.05 years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20039	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20283	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Borrower has stable job time - Borrower has 9.59 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20316	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 44.22% exceeds AUS DTI of 40.52% The lender miscalculated the bonus income; per the 2022 and 2023 year-ending paycheck stubs, the most recent 24-month bonus income was calculated as follows:  $XX.  Since the DTI variance is 3.7%, provide a corrected DU/1008/1003.  Also, the total gift was $50K from XXX($XX) please correct the amount in DU #39.

Revised DU/1008/1003 received; 44.21% lender DTI is within tolerance of audit DTI of 44.22%; all within lender overlay of 45% maximum.  Also, the gift funds reflected in DU #38 & #39 match the total of $50K.
																		07/03/2024	Borrower has stable job time - Borrower has 3.12 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20316	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE1473	Credit	Asset 7 Missing
Asset 7 Missing The gift letter from XX, matching the EMD of $XXK, is missing (only the letter for the $XXK sent to escrow at closing is in-file); either provide a revised gift letter of $XXK total, e-signed by all parties, or a separate one for the $XXK EMD (e-signed by all parties).
																	E-signed gift letter received for $30K sent to escrow for the EMD.	07/03/2024	Borrower has stable job time - Borrower has 3.12 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20316	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 3.12 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20316	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 3.12 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20110	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.25% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.85 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20110	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.25% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.85 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20110	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.25% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 11.85 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20205	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Resolved for reporting (no documentation needed).	07/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.42 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20205	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved for reporting (no documentation needed).	07/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.42 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20205	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE1241	Credit	Purchase Contract is Missing	Loan Purpose is Purchase but Purchase Contract Doc is Missing Purchase contract is missing from the loan file.			13-page purchase contact received; all terms match the final CD.; Purchase Contract Doc is not Missing, or is Not Applicable.	07/15/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.42 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20171	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20171	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20171	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 4.8 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20187	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.62% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20187	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.62% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20187	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.79 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 26.62% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20138	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20138	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20138	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20275	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.29% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20275	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.29% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20275	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.29% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20307	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The VVOE for Sia Consulting is missing; 2-years employment history not sufficiently verified.			Unable to provide VVOE for B2 prior employment. 24-months income verified with W2's and IRS W2 transcripts.	07/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20307	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20307	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20125	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.49 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20227	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FCOM1280	Compliance	Collateral Protection Notice is Missing	Collateral Protection Notice was not provided. There's no evidence of the Collateral disclosure in the loan file.			Collateral protection notice provided; Exception resolved; Collateral Protection Notice was provided.	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.09 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20227	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.09 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20227	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 11.09 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20284	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 24.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20284	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 24.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20284	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 24.93 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20053	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.19 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20053	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.19 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20053	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.19 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20009	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.63% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 22.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20009	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.63% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 22.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20009	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.63% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 53.63% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 22.01 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20234	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $557.55.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved; TILA 130b Cure Required. Discount points of $557.55 were added on the Final CD 06/XX2024 with no COC in file	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.46% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.48% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.46% is less than Guideline CLTV of 80%
																				D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20234	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date
Hazard Insurance Effective Date of 06-XX-2024 is after the Disbursement Date of 06-XX-2024. The disbursement date on the final CD was 6/XX/2024; the recording date was 6/XX/2024.  Provide a corrected binder reflecting 6/XX/2024 as the effective date.
																	6/XX/2024 disbursement date; corrected binder received --XX policy term; sufficient coverage.	06/25/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.46% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.48% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.46% is less than Guideline CLTV of 80%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20234	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	06/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 61.46% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 14.48% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.46% is less than Guideline CLTV of 80%
																				D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20262	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.25% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20262	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.25% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20262	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.25% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 50% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 18.36 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20016	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing			Initial escrow disclosure statement provided; Exception resolved; Initial Escrow Account Disclosure is Resolved	07/12/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.83% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.99% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.49 years on job.
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20016	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.83% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.99% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.49 years on job.
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20016	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 68.83% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.83% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 23.99% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.49 years on job.
																				B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20232	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 21.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20232	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 21.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20232	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 21.04 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20084	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20084	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20084	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 11.77 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20248	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Final Closing Disclosure shows a seller credit that is not shown on the sales contract. Please provide an addendum to the sales contract reflecting the seller credit.

Amended escrow instructions received; signed by borrowers; seller credit amount matches final CD -- correction initialed by buyers.; Amended escrow instructions received.  The seller credit on the final CD was in the amount of $52,586.78, which was the total of the borrower's closing/costs and adjustments in section K.  However, the amount on the amended escrow instructions was for $67,640, and was not signed/dated by the borrowers.  Provide fully-executed instructions with the correct seller credit to match the final CD.
																		07/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20248	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Please provide verification of HOA fees for REOs on Rebel Rd and Alleghany Dr.			E-signed attestation received; no HOA dues for either property.	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20248	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20248	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20268	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.6 years on job.
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XXXX	RATE24J20268	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.6 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20268	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 2.6 years on job.
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XXXX	RATE24J20108	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20108	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20108	XXXX	XXXXX	XXXX	XXXXX	PA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20005	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 48.48% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.61% is less than Guideline DTI of 45%
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XXXX	RATE24J20005	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 48.48% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.61% is less than Guideline DTI of 45%
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XXXX	RATE24J20005	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 48.48% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.48% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.61% is less than Guideline DTI of 45%
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XXXX	RATE24J20035	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.12% is less than Guideline CLTV of 80%
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XXXX	RATE24J20035	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.12% is less than Guideline CLTV of 80%
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XXXX	RATE24J20035	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 24.49% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.15 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 735 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.12% is less than Guideline CLTV of 80%
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XXXX	RATE24J20216	XXXX	XXXXX	XXXX	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.96 years on job.
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XXXX	RATE24J20216	XXXX	XXXXX	XXXX	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.96 years on job.
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XXXX	RATE24J20216	XXXX	XXXXX	XXXX	XXXXX	MO	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.13% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 66.13% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 6.96 years on job.
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XXXX	RATE24J20336	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.14 years on job.
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XXXX	RATE24J20336	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.14 years on job.
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XXXX	RATE24J20336	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.88% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 6.14 years on job.
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XXXX	RATE24J20323	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in FEMA Declared Disaster Area on 07XX2024. Please provide Post Disaster Inspection.			PDI report received (ordered prior to being resolved earlier today); no damage reflected.; ; There were no disasters affecting XX county in the most recent 6-months; confirmation uploaded.	07/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20323	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE9411	Credit	Borrower 1003 Employment Data Conflicts With Borrower Employment Status
1003 Borrower Employment Data [Name of Employer: XX/ Employer Phone Number: XX/ Position: Co-Founder/ Employed From: 08-XX-2021/ Years In Industry: null] Conflicts With Borrower Employment Status (Employed) or Borrower Self-Employment Flag (Yes) on Employment Income Page. Please correct either the 1003 Data or Employment or Self-Employment Status. Borrower is self-employed and indicated on both screens.
																	The subject property was not located in a disaster area. ; Years in line of work completed per recent email direction.	07/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20323	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20323	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20062	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided DU condition #14 was not met. Please provide documentation to support the omission of the Borrower's XXXX accounts.
DU #14:  XX, XX, and XX were excluded.  XXX statement received ($0 balance on XX; although the account numbers aren't a direct match, there are only 2 open accounts with balances on the credit report); XXstatements received ($0 balance XX; although the account numbers aren't a direct match, there are only 2 open accounts with balances on the credit report); email regarding XX received ($XX; although the account number isn't a direct match, there is only 1 open account with a balance on the credit report).
																		07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.6 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20062	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.6 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20062	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.6 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20105	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 7.83 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20105	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 7.83 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20105	XXXX	XXXXX	XXXX	XXXXX	NY	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 7.83 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 25.57% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1472	Credit	Asset 6 Missing	Asset 6 Missing Final Closing Disclosure, or XXsettlement statement, is missing from sale of XX evidencing estimated net proceeds of $XX.			6/XX/2024 final equity statement received; $XX total proceeds.; Estimated equity statement received; the final is required.; Wrong equity statement received -- this is for XX; property located at XX.	07/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,897.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

WLSP provided was dated within 3 business days of the application; Exception resolved; WLSP provided was dated within 3 business days of the application; Exception resolved; Fees in section C were tested as part of the 10% tolerance because the service provider list in file was dated more than 3 days after application. Provide the service provider list that was sent with the initial LE dated 5/XX to resolve
																		07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3838	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). According to XX report, initial Loan application date is 5/XX2024. Written List of Service PRoviders Disclosure is dated 5/XX/2024.
																	WLSP provided was dated within 3 business days of the application; Exception resolved; Informational	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to XX report, initial Loan application date is 5/XX/2024. Homeownership Counseling Organizations Disclosure is dated 5/XX2024 which exceeds the timing regulation.
																	Homeownership Counseling disclosure provided; exception resolved; Homeownership Counseling disclosure provided; exception resolved	07/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Documentation required to clear exception.  According to XX report, initial Loan application date is 5/XX2024. Initial LE in file is dated 5XX/2024 which exceeds the timing regulation.
																	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	07/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20285	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 720	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20020	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.5% is less than Guideline LTV of 80%
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XXXX	RATE24J20020	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.5% is less than Guideline LTV of 80%
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XXXX	RATE24J20020	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 773 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.42% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 23.98 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.5% is less than Guideline LTV of 80%
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XXXX	RATE24J20139	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 35.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20139	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 35.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20139	XXXX	XXXXX	XXXX	XXXXX	GA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 35.72 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20019	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20019	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20019	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20263	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.68% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.75% is less than Guideline LTV of 80%
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XXXX	RATE24J20263	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.68% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.75% is less than Guideline LTV of 80%
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XXXX	RATE24J20263	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.68% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.75% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.75% is less than Guideline LTV of 80%
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XXXX	RATE24J20320	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20320	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20320	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20241	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 16.12 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
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XXXX	RATE24J20241	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 16.12 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
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XXXX	RATE24J20241	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 16.12 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 754 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%
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XXXX	RATE24J20130	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.7% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.9 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20130	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.7% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.9 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20130	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing The Deed of Trust has not been provided in the file.
The recorded DOT was received; all content matches the note; associated screen completed during review.; The recorded DOT was received; all content matches the note; associated screen completed during review.; The recorded DOT was received; screen completed during review.
06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.7% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 2.9 years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20099	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The DRIVE report is missing (CTRL+F search with no results).			5XX/2024 XX report received; all high alerts cleared; all parties included for searches.; Third Party Fraud Report is provided	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.06% is less than Guideline LTV of 80%
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XXXX	RATE24J20099	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.06% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20099	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 33.55% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.06% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20018	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20070	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 44.55% is less than Guideline DTI of 700%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 45
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XXXX	RATE24J20070	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 44.55% is less than Guideline DTI of 700%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 45
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20070	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 44.55% is less than Guideline DTI of 700%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 45
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20322	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE6914	Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower 2 Citizenship Documentation Is Missing The Patriot Act form, completed by the escrow officer at closing, is missing.			US Patriot Act form received.; Borrower 2 Citizenship Documentation Provided or Not Required; Borrower 2 Citizenship Documentation Provided or Not Required	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.31 years on job. Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20322	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing The Patriot Act form, completed by the escrow officer at closing, is missing.			US Patriot Act form received.; Borrower 1 Citizenship Documentation Provided or Not Required	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.31 years on job. Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20322	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high impact alert on the 5/XX/2024 XX report wasn't cleared by the lender (the other 2 are cleared): XX.
All Fraud Report Alerts have been cleared or None Exist; 5XX2024 XX report received; both high alerts were cleared.; High alerts are cleared. exception resolved. ; All Fraud Report Alerts have been cleared or None Exist
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.31 years on job. Comp Factor	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20322	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.31 years on job. Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20322	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.31 years on job. Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20276	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of HOA fees or a letter stating there are no HOA fees for the departure residence			HOA dues statement received. Revised income summary uploaded; all associated screens updated.	07/12/2024
Borrower has stable job time - Borrower has 2.96 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.21% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.86% is less than Guideline DTI of 45%
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XXXX	RATE24J20276	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.96 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.21% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.86% is less than Guideline DTI of 45%
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XXXX	RATE24J20276	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 2.96 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.21% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.21% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 25.86% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20305	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.78% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.78% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20305	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.78% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.78% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20305	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 63.78% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.78% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 33.58% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20046	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of 47.78% exceeds AUS DTI of 45% DTI exceeds allowable 45% due to missing evidence of removal of Investment debt or lease agreement to calculate rental. Used full PITI to calculate. Please provide verification of rental income.

12-month's bank statements received confirming the mortgage on XX is paid by a 3rd party ($2862.29 PITI reflected on XXstatement; $XX reflected as paid by XX, the borrower's sister, per XX statements; no HOA dues per e-signed attestation).  Rental loss removed; all screens updated; DTI variance resolved.; Audited DTI of 36.65% is less than or equal to AUS DTI of 39.44%
																		07/18/2024	Borrower has stable job time - Borrower has 3.15 years on job. Comp Factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20046	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.15 years on job. Comp Factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20046	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 3.15 years on job. Comp Factor Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20175	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/23/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements
Asset Record 1 Does Not Meet G/L Requirements. The lender must verify the ownership of the account and confirm that the account is vested and allows withdrawals regardless of current employment status.  Ownership of the XXXX IRA account # XXis confirmed, but the vested amount and withdrawal allowances regardless of current employment status are not in file.

Asset Record 1 Meets G/L Requirements terms of withdrawal are not required for the borrower's rollover ITRA acct held with XX.; Asset Record 1 Meets G/L Requirements terms of withdrawal are not required for the borrower's rollover ITRA acct held with XX.
07/02/2024
Borrower has stable job time - Borrower has 3.87 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20175	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.87 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20175	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/23/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.87 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20175	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 3.87 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.23% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.23% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20112	XXXX	XXXXX	XXXX	XXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 28.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 9.99% is less than Guideline DTI of 45%
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XXXX	RATE24J20112	XXXX	XXXXX	XXXX	XXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Borrower has stable job time - Borrower has 28.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 9.99% is less than Guideline DTI of 45%
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XXXX	RATE24J20112	XXXX	XXXXX	XXXX	XXXXX	DE	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 28.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 9.99% is less than Guideline DTI of 45%
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XXXX	RATE24J20085	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.45 years on job.
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XXXX	RATE24J20085	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.45 years on job.
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XXXX	RATE24J20085	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 25.54% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 4.45 years on job.
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XXXX	RATE24J20152	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The S/E VVOE and business license are missing for XXXX. and XXXX; DU #12 isn't satisfied.
7/5/2024 Google search results for XXX, 6/17/2024 S/E VVOE for XXX, 7/5/2024 XXX license for XXX, 6/17/2024 S/E VVOE for XXX, 7/5/2024 XXX license for XXX, and duplicate 6/17/2024 S/E VVOE for XXX received.  DU #12 met.
07/09/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.16% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.15 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.42% is less than Guideline LTV of 80%
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XXXX	RATE24J20152	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.16% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.15 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.42% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20152	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 27.16% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.42% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 8.15 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.42% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20088	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XX is Less than Total Amount of Subject Lien $XX Lender to provide title Supplement or Final Title Policy supporting loan of $XX required per guidelines			The final title policy was received; the amount of insurance matches the note.	07/11/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.05 years on job.
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XXXX	RATE24J20088	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.05 years on job.
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XXXX	RATE24J20088	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 23.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.05 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20144	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20144	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20144	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20160	XXXX	XXXXX	XXXX	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing pages of B2's final application. File only contains page 1. Please provide all pages.			17-page, fully-executed 1003 received for XXX & XXX.	07/09/2024
Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 19.45% is less than Guideline DTI of 45%
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XXXX	RATE24J20160	XXXX	XXXXX	XXXX	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 19.45% is less than Guideline DTI of 45%
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XXXX	RATE24J20160	XXXX	XXXXX	XXXX	XXXXX	MN	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.62 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 769 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 19.45% is less than Guideline DTI of 45%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20033	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. FNMA CU score is 4.5 and file is missing the XXX CDA.			The lender provided a 2nd appraisal in-lieu of a XX CDA. Both appraisals support the purchase price of $XX.	06/25/2024	Borrower has stable job time - Borrower has 2.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20033	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 2.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20033	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 2.68 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20153	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XX is less than required coverage required The hazard policy does not reflect guaranteed replacement cost coverage and a replacement cost estimator was not provided.
Response from insurance agent received.  In FL, law prohibits requesting a RCE.  Law and ordinance coverage added.  Replacement cost coverage added.  Sufficient coverage reflected.; Hazard Insurance coverage meets guideline requirement
06/25/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.57 years on job.
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XXXX	RATE24J20153	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.57 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20153	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.67% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 3.57 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20096	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20096	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20292	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20091	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20091	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20091	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 2.92 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20114	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 20.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.41% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.41% is less than Guideline LTV of 80%
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XXXX	RATE24J20114	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 20.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.41% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.41% is less than Guideline LTV of 80%
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XXXX	RATE24J20114	XXXX	XXXXX	XXXX	XXXXX	DC	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 20.34% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.41% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 44.41% is less than Guideline LTV of 80%
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XXXX	RATE24J20086	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Guidelines are silent Missing 24mnth chain of title
Satisfactory Chain of Title has been provided. Exception Resolved.; Satisfactory Chain of Title has been provided. Exception Resolved.; Satisfactory Chain of Title has been provided. Exception Resolved.
																		07/01/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20086	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 54.54% exceeds AUS DTI of 43.74% Missing proof of Commission Income for XX. WVOE does not reflect any commission income earned DTI exceeds max allowed
All income corrections made during rebuttal review.  Revised income summary uploaded.; Audited DTI of 43.74% is less than or equal to AUS DTI of 43.74%; Audited DTI of 43.74% is less than or equal to AUS DTI of 43.74%
																		06/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20086	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20333	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.31% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 45%
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XXXX	RATE24J20333	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.31% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 45%
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XXXX	RATE24J20333	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.31% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.31% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 3.18 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 28.26% is less than Guideline DTI of 45%
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XXXX	RATE24J20092	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20092	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20092	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20228	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.12% is less than Guideline DTI of 45%
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XXXX	RATE24J20228	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.12% is less than Guideline DTI of 45%
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XXXX	RATE24J20228	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 16.12% is less than Guideline DTI of 45%
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XXXX	RATE24J20075	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property	Missing final HUD for the sale of the departure property netting $XX and confirms XX acct ending XX was paid in full as required per AUS. Additional conditions may apply.
6/XX/2024 seller's CD received for XX; XXreflected as paid off; $XX0 net proceeds reflected -- although this is less than reflected on the final DU/1008/1003, sufficient reserves were verified (none required on DU submission #8; 6-months required per program overlays - met).
																		07/11/2024	Borrower has stable job time - Borrower has 10.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20075	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FPRO0936	Property	UCDP Summary Report is Missing	The UCDP Summary Report is Missing
5/XX/2024 FNMA & FHLMC UCDP received; FNMA score is 1 (no CDA required); all content entered internally.; ; 5/XX/2024 FNMA & FHLMC UCDP received; FNMA score is 1 (no CDA required); all content entered internally.; The UCDP Summary Report is Missing; 5/XX/2024 FNMA & FHLMC UCDP received; FNMA score is 1 (no CDA required); all content entered internally.; The UCDP Summary Report is Missing
																		07/11/2024	Borrower has stable job time - Borrower has 10.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20075	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing pages 1-3 and page 20 which includes the notary signature page with NMLS information.			The Deed of Trust is Incomplete 21-page mortgage received; all content matches; 6/27/2024 notary date; all NMLS fields match.	07/11/2024	Borrower has stable job time - Borrower has 10.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20075	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 10.06 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 750 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20282	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.91% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.69 years on job.
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XXXX	RATE24J20282	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.91% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.91% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 11.69 years on job.
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XXXX	RATE24J20126	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 54.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.55% is less than Guideline CLTV of 80%
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XXXX	RATE24J20126	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 54.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.55% is less than Guideline CLTV of 80%
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XXXX	RATE24J20126	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 54.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 787 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 32.89% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.55% is less than Guideline CLTV of 80%
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XXXX	RATE24J20151	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.
A XX CDA and field review were provided; although neither supports the appraisal value, both support the purchase price, which was used in qualification.  It is all that is required per guideline overlays.
																		07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20151	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing Please provide a copy of the Mortgage for the subject transaction.			The recorded mortgage was received; all data entered.; The Deed of Trust is Present; The Deed of Trust is Present	07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20151	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third party Desk Review variance of -13.79% exceeds 10% maximum variance The third party CDA provided does not support the subject's appraised value within the allowed variance.			Third party valuation product provided within tolerance	07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20151	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 817 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20219	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements
Asset Qualification Does Not Meet Guideline Requirements The lender must verify the ownership of the account and confirm that the account is vested and allows withdrawals regardless of current employment status.  There is nothing from XXXX in file that allows for withdrawals regardless of current employment status.
																	5-page 401K withdrawal terms received - $50K withdrawal permitted, as well as hardship opportunities (XX); 43-page XX 401K withdrawal terms received - hardship withdrawals permitted with approval.	07/09/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.38 years on job.
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XXXX	RATE24J20219	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.38 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20219	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.38 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20219	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.73% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 16.38 years on job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20174	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 22.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20174	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 22.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20174	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 22.91 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20271	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Cured	finding-651	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XX. The disclosed finance charge of  $XX is not considered accurate because it is understated by more than $100. TILA 130b Cure required.  Refund in the amount of $157.50, cure requires a cure package with or a post closing CD with final figures, letter of explanation, proof of refund, and proof of delivery.

PCCD and settlement statement provided; Exception resolved; PCCD and settlement statement provided; Exception resolved; Mavent provided shows a negative amount for prepaid interest included in finance charges, however CD shows $184.93 in prepaid interest is a positive figure. TILA 130b Cure required. Refund in the amount of $157.50, cure requires a cure package with or a post closing CD with final figures, letter of explanation, proof of refund, and proof of delivery.
07/06/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.9 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
																				D	B	C	B	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20271	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE1446	Credit	Asset 4 Expired	Asset 4 Expired Asset with XXXX acct ending XX is expired. Most recent statement in the loan file is dated 04/XX/2023. Please provide 2, 2024 most recent updated statements.
The lender removed the asset from qualification.  Updated DU/1008/1003 received.  All corrections made in the system; sufficient reserves despite changes.; Asset 4 Not Expired Or Not Applicable; Asset 4 Not Expired Or Not Applicable
06/26/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.9 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
																				D	B	C	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20271	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM1274	Compliance	Escrow Waiver is Missing	Escrow Waiver is Missing			Escrow Waiver is Present or Not Applicable; Escrow Waiver is Present or Not Applicable	06/25/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.9 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
																				D	B	D	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20271	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.9 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%
																				D	B	A	A	C	A	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	RATE24J20318	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.79 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20318	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.79 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20318	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 6.79 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20277	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20277	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20277	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 34.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 778 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20102	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.72 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20102	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.72 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20102	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Please provide pages 4, and 7-9 of the Final 1003.			The complete, signed final 1003 was received.	07/08/2024
Qualifying DTI below max allowed. - Calculated DTI of 18.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 4.72 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20121	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.1% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.1% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20121	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.1% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.1% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20121	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.1% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 54.1% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20242	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.08 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20242	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.08 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20242	XXXX	XXXXX	XXXX	XXXXX	AZ	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date
Hazard Insurance Effective Date of 06-XX-2024 is after the Disbursement Date of 06-XX-2024. Final CD indicates 6.XX.2024 as the disbursement date.  Hazard insurance effective date is after the disbursement date.  Please provide evidence HOI policy was in place at time of disbursement.

Duplicate RCE received; corrected HOI binder received; effective term is XX (former matches disbursement date).; Hazard Insurance Effective Date of 06-XX-2024 is prior to or equal to the Disbursement Date of 06-XX-2024 Or Hazard Insurance Effective Date Is Not Provided.
																		07/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.08 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20026	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.22 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20026	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.22 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20026	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 17.22 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 811 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20231	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.45% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.03% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.17 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20231	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.45% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.03% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.17 years on job.
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XXXX	RATE24J20231	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.45% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 47.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.03% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 12.17 years on job.
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XXXX	RATE24J20154	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20154	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20154	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 7.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20290	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.87 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20290	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.87 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20290	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 6.87 years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20145	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20145	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20145	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 764 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20135	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.58% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXXX	RATE24J20135	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.58% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXXX	RATE24J20135	XXXX	XXXXX	XXXX	XXXXX	SC	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 34.58% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 5.86 years on job.
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XXXX	RATE24J20230	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.2% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.48 years on job.
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XXXX	RATE24J20230	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.2% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.48 years on job.
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XXXX	RATE24J20230	XXXX	XXXXX	XXXX	XXXXX	CO	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 55.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.2% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.48 years on job.
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XXXX	RATE24J20037	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 54.73% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.73% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20037	XXXX	XXXXX	XXXX	XXXXX	MA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 54.73% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.73% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 722 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20129	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20129	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20129	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20087	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 16.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20087	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 16.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20087	XXXX	XXXXX	XXXX	XXXXX	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 16.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20149	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20149	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20149	XXXX	XXXXX	XXXX	XXXXX	FL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 768 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20325	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alert wasn't cleared on the 6/XX/2024 DRIVE report: XX.			XX report received; all high alerts cleared.	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.11 years on job.
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XXXX	RATE24J20325	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.11 years on job.
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XXXX	RATE24J20325	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. - Calculated DTI of 34.71% is less than Guideline DTI of 45%

Borrower has stable job time - Borrower has 8.11 years on job.
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XXXX	RATE24J20297	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	05/30/2024	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 47.15% exceeds AUS DTI of 43.85% The lender calculated XX as if the 1st lien was PITI, but it was I/O. Also, the rental loss for XX was based on 12-months for worst-case.
Additional $8000 IRA distribution added for XXXX; assets updated to reflect the deduction of the 36-month income continuity (same account used in asset qualification).  DU #10 received on 6/XX/2024 reflects a DTI of 41.74%.  Audit DTI is now 42.50%.  FNMA permits a 3% variance as long as the total DTI is less than 45% (page 314 of the 12/13/2023 FNMA selling guide).  Revised income summary uploaded to the bulletin board.; The revised DU/1008/1003 reflected an additional $8000 for XX.  Provide verification of the income per the FNMA selling guide.  Also, include the PITIA for XXX property located at XXX in the DTI.; Revised DU, 1008, and 1003 received.  First, you added another $8000 to XX income; what it is for?  It needs to be documented per DU #13 & FNMA selling guide.  Also, the rental loss is still missing for XX.; SSI income calculator received (not in-file at the time of initial review).  The amount of SSI used on the final DU/1008/1003 was $3400 (matched during audit review).; Reviewed all income and debts. Removed authorized user account and increased SSI as per the recent 1099. The recalculated DTI is 46.93% Exception remains. ; Revised 1008 and DU received.  There are still only 2 rental losses reflected, and there was no explanation for what changed (missing final 1003's to review).  Please provide the 1003's, as well as commentary on exactly what changed and why.; Duplicate SSI calculator and rebuttal received; the amount reflected on the credit report will never provide clarity on the what the payment includes, which is why mortgage statements are required.  The amount the lender used in qualification is for interest-only; the amount required per FNMA guidelines is PITIA (see section B3-3.1-08).  Regarding the SSI, again, the $637 additional gross-up is allowable but insufficient to cure the DTI variance.  Finding remains.
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20297	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	05/30/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The addendum. increasing the earnest money deposit to $XXdue to the increase in the sales price. isn't signed/dated by all parties.			Addendum #3 received; signed/dated by all parties.; Duplicate addendum #3 received; still unsigned/dated by the seller.	06/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20297	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	05/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20297	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	05/30/2024	Resolved	finding-3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception.  According to XXX report, initial Loan application date is 4/XX/2024. Homeownership counseling organization disclosure is dated 5/XX/2024 which exceeds the timing regulation.
																	HOC dated 4/XX/24 provided resolved the exception; HOC dated 4/XX/24 provided resolved the exception	05/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 792 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20178	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 2.92 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20178	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Borrower has stable job time - Borrower has 2.92 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20178	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 2.92 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 783 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20266	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20266	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20266	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 780 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20189	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.92% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 21.77% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum - Calculated LTV of 64.92% is less than Guideline LTV of 80%
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XXXX	RATE24J20179	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $15.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required - Refund in the amount of $15, cure package requires a PCCD, LOE, copy of refund check and proof of delivery or valid COC.  Credit Report Fee increased on Final CD 05/XX/24 with no valid coc in file or proof a refund was issued.
																	COC and CD provided; Exception resolved; COC and CD provided; Exception resolved	07/02/2024	Borrower has stable job time - Borrower has 3.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20179	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20179	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 3.08 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 766 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20186	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $437.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.  Refund in the amount of $437.50, cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. - Credit Report Fee increased from $94.00 to $531.50 with no valid COC in the loan file for the increase.
																	COC and invoice provided; Exception resolved; COC and invoice provided; Exception resolved	06/25/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.87% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.02 years on job.
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XXXX	RATE24J20186	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.87% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.02 years on job.
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XXXX	RATE24J20186	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.87% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 9.49% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.87% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 9.02 years on job.
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XXXX	RATE24J20194	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.99 years on job.
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XXXX	RATE24J20194	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.99 years on job.
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XXXX	RATE24J20194	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 10.99 years on job.
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XXXX	RATE24J20209	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Fraud Report reflects 4 High alerts that were not cleared by the lender. Please provide updated Fraud Report.			7/v/2024 XX report received; all high alerts cleared.	07/08/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20209	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided 24 month chain of title not found within title commitment. Please provide 24 month chain of title.			Commitment revision #4 received; 24-month chain provided.	07/08/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20209	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20209	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying DTI below max allowed. - Calculated DTI of 22.95% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20190	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 6/XX/2024 XX report: XX.			5/XX/2024 XX report received; all high alerts were cleared.	06/27/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.43 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45%
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XXXX	RATE24J20190	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.43 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20190	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 3.43 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 34.79% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20337	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20337	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20337	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 760 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20180	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 19.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20180	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 19.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20180	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 19.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 741 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20306	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	The file is missing verification of the monthly taxes for the Borrowers' property located on XXXX.
The tax certificate was received for XX; the amount reflected on the income summary prepared by the underwriter was $XX/month; the total on the tax certificate is $XX / 12 = $968.41 (rounded).  Hence, the amount used in qualification was higher (worst-case depiction).
																		06/26/2024	Borrower has stable job time - Borrower has 3.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20306	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS The file is missing the AUS.			DU #7 received; system updated; terms match.; AUS is not missing; AUS is not missing	06/26/2024	Borrower has stable job time - Borrower has 3.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20306	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Borrower has stable job time - Borrower has 3.69 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20168	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20168	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20168	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 816 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 2.25 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20244	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 6/XX/2024 XX report: XX.			6/XX/2024 XX report received; all high alerts have been cleared.	07/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20244	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20244	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 720	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20270	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Please provide Fraud Report that shows all high alerts cleared.
7/XX/2024 XX report received; all high alerts cleared.; Duplicate 6XX/2024 XX report received.  High alert XX(borrower property ownership records online indicate possible undisclosed real estate and/or mortgage debt) is still uncleared -- NOTE:  even if you have the supporting documentation in-file, you still need to go into the DRIVE report and clear the alert with commentary about what was done.  See notes from "XX" on all other high alerts as an example.; Combined report received confirming XX is owned by another party.  However, there were multiple uncleared alerts.  The following high alerts weren't cleared on the 6/XX/2024 XX report (they need to be cleared on the actual report): XX
07/17/2024
Borrower has stable job time - Borrower has 39.49 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20270	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $205.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved; COC provided; Exception resolved;	07/14/2024
Borrower has stable job time - Borrower has 39.49 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20270	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 39.49 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
																				D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20249	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20249	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20249	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 745 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20259	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)
FEMA-XX declared on 4/XX/2024; 5/XX/2024 appraisal effective date; there is no commentary from the appraisal about the disaster or damage to property, if any.  Provide an updated appraisal report with said commentary from the appraiser.
																	6/XX/2024 commentary update received from appraiser; commentary confirms no damage to subject property (page 2 of 33).	06/21/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.73 years on job.
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20259	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.73 years on job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20259	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.75% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 13.73 years on job.
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20122	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Borrower has stable job time - Borrower has 9.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20122	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Borrower has stable job time - Borrower has 9.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20122	XXXX	XXXXX	XXXX	XXXXX	MD	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Borrower has stable job time - Borrower has 9.34 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20221	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20221	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20221	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA-XXXX declared on 7XX/2024.  Provide either a post-disaster inspection report (PDI), or exterior-only appraisal report, confirming no damages. The date of the appraisal is 6/XX/2024 prior to the disaster.
																	7/XX/2024 PDI received; no damages.	07/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20304	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
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XXXX	RATE24J20304	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20304	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.5% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 62.5% is less than Guideline LTV of 80%
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XXXX	RATE24J20172	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.06% is less than Guideline CLTV of 80%
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20172	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.06% is less than Guideline CLTV of 80%
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XXXX	RATE24J20172	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 31.17% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 799 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 52.06% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has 3.24 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.06% is less than Guideline CLTV of 80%
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XXXX	RATE24J20218	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 45%
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XXXX	RATE24J20218	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 45%
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XXXX	RATE24J20218	XXXX	XXXXX	XXXX	XXXXX	TX	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 28.01% is less than Guideline DTI of 45%
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XXXX	RATE24J20272	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024	Borrower has stable job time - Borrower has 5.81 years on job. Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20272	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024	Borrower has stable job time - Borrower has 5.81 years on job. Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20272	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024	Borrower has stable job time - Borrower has 5.81 years on job. Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 45%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20328	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 3.92 years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of 31.3% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 757 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%
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XXXX	RATE24J20196	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20196	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20196	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20208	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 6XX2024 XX report: XX
7/XX2024 XX report received; all high alerts cleared.; 2 copies of the duplicate 7/XX/2024 XX report received.  Item #XX is still showing as open (re-opened on 7/XX/2024; all 3 others are cleared).; 7/XX/2024 XX report received; high alert v was re-opened on 7/XX -- still needs to be cleared (the other 3 are cleared).
																		07/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20208	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20208	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20212	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.98 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20212	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.98 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20212	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has 4.98 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 30.49% is less than Guideline DTI of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20164	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 16.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.24% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.24% is less than Guideline CLTV of 80%
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XXXX	RATE24J20164	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 16.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.24% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.24% is less than Guideline CLTV of 80%
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XXXX	RATE24J20164	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Qualifying DTI below max allowed. - Calculated DTI of 33.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 16.61 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.24% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.24% is less than Guideline CLTV of 80%
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XXXX	RATE24J20332	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE2371	Credit	Missing final HUD-1 from sale of non-subject property	Missing the CD from the sale of departure property on XXXX.
5/XX2024 ALTA seller's final settlement statement received; Truist reflected as paid off; $XX net proceeds.  Although the net proceeds reflected on the final 1003 were higher, there was sufficient funds for closing, down payment, and the required reserves.
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.36 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20332	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE4963	Credit	No evidence of required debt payoff	Missing evidence prior mortgage with Truist was paid, as required per DU.
5/XX/2024 ALTA seller's final settlement statement received; Truist reflected as paid off; $XX net proceeds.  Although the net proceeds reflected on the final 1003 were higher, there was sufficient funds for closing, down payment, and the required reserves.
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.36 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20332	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCRE1467	Credit	Asset 1 Missing	Asset 1 Missing Missing verification of sale proceeds from departure property.
5/XX/2024 ALTA seller's final settlement statement received; Truist reflected as paid off; $XX net proceeds.  Although the net proceeds reflected on the final 1003 were higher, there was sufficient funds for closing, down payment, and the required reserves.; Asset 1 Provided; Asset 1 Provided
																		06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.36 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20332	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.36 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20332	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 803 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 16.36 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20128	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $40.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required. Refund in the amount of $40.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The tolerance violation is due to the added Pest Inspection fee disclosed on the Final CD 5/30/2024 with no valid COC for the addition of the fee.

																	PCCD provided resolved the exception; PCCD provided resolved the exception	06/26/2024	Borrower has stable job time - Borrower has 7.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20128	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20128	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Borrower has stable job time - Borrower has 7.99 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is greater than Guideline minimum FICO of 700	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20255	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed The 2023 1040 isn't e-signed by the borrowers.			E-signature pages received for 2023 1040.	07/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20255	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20255	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 779 is greater than Guideline minimum FICO of 700	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20159	XXXX	XXXXX	XXXX	XXXXX	WI	QM: Safe Harbor APOR (APOR SH)	Curative	07/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024
Borrower has stable job time - Borrower has 30.11 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.28% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.28% is less than Guideline LTV of 80%
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XXXX	RATE24J20159	XXXX	XXXXX	XXXX	XXXXX	WI	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024
Borrower has stable job time - Borrower has 30.11 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.28% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.28% is less than Guideline LTV of 80%
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XXXX	RATE24J20159	XXXX	XXXXX	XXXX	XXXXX	WI	QM: Safe Harbor APOR (APOR SH)	Curative	07/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024
Borrower has stable job time - Borrower has 30.11 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.28% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 67.28% is less than Guideline LTV of 80%
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XXXX	RATE24J20334	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/10/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XX Title Commitment reflects $XX0 in loan policy coverage which is only the extended coverage loan policy amount.  Missing copy of title commitment reflecting total loan policy amount of no less than $XX.
																	Updated title commitment received; $XXM policy amount (matches loan amount).; Title Coverage Amount of $XXis equal to or greater than Total Amount of Subject Lien $XX	06/26/2024	Borrower has stable job time - Borrower has 9.96 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20334	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Borrower has stable job time - Borrower has 9.96 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 700	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20308	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
REO 3a listed on B1's final application reflects monthly insurance, taxes, Association Dues, etc. of $666.67 which was included in the DTI.  The mortgage statement in the loan file indicates Taxes and Insurance are already escrowed.  LOX from B1 states file has no HOA fees or organized fees.  Missing documentation to support monthly $666.67 fees.

Corrected 1003 received (no separate maintenance costs reflected).  XX statement confirms escrows are included (page 422); statement from borrower confirms there are no HOA dues (page 378 & 380-384).  Also, QC deed dated 4/XX/2024 in-file due to being awarded to ex-wife (page 389-421).
07/05/2024
Borrower has stable job time - Borrower has 5.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 80%
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XXXX	RATE24J20308	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts 2 alerts on the Fraud Report do not show as cleared. Please provide updated report with all High alerts cleared.			All Fraud Report Alerts have been cleared or None Exist	07/02/2024
Borrower has stable job time - Borrower has 5.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 80%
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XXXX	RATE24J20308	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 5.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 80%
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XXXX	RATE24J20308	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 5.53 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 69.7% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 80%
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XXXX	RATE24J20273	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.06 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20273	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.06 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20273	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.06 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20340	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20340	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20340	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/24/2024
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 800 is greater than Guideline minimum FICO of 700
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XXXX	RATE24J20326	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.55 years on job.
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XXXX	RATE24J20326	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.55 years on job.
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XXXX	RATE24J20326	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 28.67% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Borrower has stable job time - Borrower has 6.55 years on job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20257	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/04/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. AVM in file - Unable to locate question within platform to remove this exception.			; Third Party Valuation Product is Provided and Supports Origination Appraised Value.	07/15/2024	Borrower has stable job time - Borrower has 2.48 years on job. Comp Factor	D	A	D	A	A	A	D	A	D	A	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20257	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b Cure required.  Refund in the amount of $4,727.50, cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fees additions/increases:
-The Title - Settlement Fee (payable to the Lender's Affiliate) increased from $2,000 to $5,570.
-The Title - Loan Tie Fee (payable to the Lender's Affiliate) for $450 was added.
-The Title - Overnight Mail Fee (payable to the Lender's Affiliate) for $45 was added.
-The Title - Title Service Fee (payable to the Lender's Affiliate) for $22.50 was added.
-The Title - Wire Fee (payable to the Lender's Affiliate) for $25 was added.
-The Title - Wire Fee (payable to the Lender's Affiliate) for $30 was added.
-The Title - Digital Storage Fee (payable to the Lender's Affiliate) for $55 was added.
-The Title - Document Preparation Fee (payable to the Lender's Affiliate) for $160 was added.
-The Title - Sub-escrow fee of $65.00 was added.
-The Title - Recording service fee of $20.00 was added.
-The Title - Notary fee of $250.00 was added.

The file does not contain a valid COC for the additions/increases of these fees. This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,727.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																	COC provided; Exception resolved. ; COC provided; Exception resolved.	07/11/2024	Borrower has stable job time - Borrower has 2.48 years on job. Comp Factor	D	A	D	A	A	A	D	A	D	A	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20133	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20133	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20133	XXXX	XXXXX	XXXX	XXXXX	VA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 13.22 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20252	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE1470	Credit	Asset 4 Missing	The TCC of the 6/XX/2024 seller's final closing statement was received; $Xxx total proceeds.
Duplicate TCC of the 6/XX/2024 seller's final closing statement was received; $XXtotal proceeds.
; Asset 4 Missing.  Provide the final, fully-executed seller's CD or ALTA settlement statement for XX reflecting $XXK minimum proceeds.
07/18/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 18.36 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20252	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing The terms/conditions of withdrawal are missing for the XXX 401K.			; The terms of withdrawal were received for the Worley 401K plan. Loans of $1K to $50K are permitted; maximum 1 loan at a time.	07/17/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 18.36 years on job.
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20252	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 18.36 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20252	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024
Qualifying DTI below max allowed. - Calculated DTI of 30.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Borrower has stable job time - Borrower has 18.36 years on job.
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20295	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/12/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The fully-executed addenda (counter offer #3), increasing the sales price to $XX, is missing (currently, it doesn't match the final CD).
																	Duplicate copy of counter-offer #2 received; PA price change to $XX is at the very bottom of the form versus a separate counter-offer; fully-executed.	06/26/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.84 years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20295	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.84 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20295	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 797 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 9.84 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20280	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Borrower has stable job time - Borrower has 9.77 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20280	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Borrower has stable job time - Borrower has 9.77 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20280	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	06/27/2024	Borrower has stable job time - Borrower has 9.77 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20335	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20335	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20335	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 4.08 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20291	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Final CD shows a seller and agent credit but the sales contract does not show any seller concessions. The appraiser indicated that the sales contract was reviewed and that no financial assistance was provided. Please provide sales contract addendums, and/or other documentation, to verify the seller concessions.
																	Fully-executed addendum for $1K seller credit received.; Fully-executed addendum for $10K agent credit received (matches final CD). Fully-executed addendum for $1K seller credit is still missing.	07/09/2024
Borrower has stable job time - Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.36% is less than Guideline DTI of 45%
																				C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20291	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements
Asset 5 Does Not Meet Guideline Requirements Gift funds not adequately documented. Please provide evidence of donor availability, or evidence that the funds have been transferred to the borrower or escrow company.
																	6/12/2024 wire confirmation received; $XX wired directly to escrow from XX.	07/03/2024
Borrower has stable job time - Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.36% is less than Guideline DTI of 45%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20291	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.36% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20291	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Borrower has stable job time - Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 30.36% is less than Guideline DTI of 45%
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20330	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20330	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20330	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 772 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20169	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Missing B1 IRS W-2 Transcripts as required per guidelines.			2023 IRS W2 transcripts received.	07/05/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.84% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.58% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20169	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Missing Fraud Report with Exclusionary lists of all interested parties.			All Interested Parties Checked against Exclusionary Lists; All Interested Parties Checked against Exclusionary Lists; All Interested Parties Checked against Exclusionary Lists	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.84% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.58% is less than Guideline LTV of 80%
																				D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20169	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report			Third Party Fraud Report is provided	07/02/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.84% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.58% is less than Guideline LTV of 80%
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20169	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.84% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.58% is less than Guideline LTV of 80%
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XXXX	RATE24J20169	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	06/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	06/27/2024
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 18.84% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 63.58% is less than Guideline LTV of 80%
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20235	XXXX	XXXXX	XXXX	XXXXX	ID	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20235	XXXX	XXXXX	XXXX	XXXXX	ID	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20235	XXXX	XXXXX	XXXX	XXXXX	ID	QM: Safe Harbor APOR (APOR SH)	Curative	07/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/23/2024
Qualifying DTI below max allowed. - Calculated DTI of 29.04% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 720
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20311	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete
The Final 1003 is Incomplete The final 1003 REO schedule reflects property on XXX, but the documents in the file indicate property is on XXX. Please provide a corrected final 1003 which reflects the correct REO address.
																	Received corrected signed 1003. Exception resolved. ; Corrected 1003 received. Provide signed copy to attest to the changes.	07/02/2024
Borrower has stable job time - Borrower has 2.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.75% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.75% is less than Guideline CLTV of 80%
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XXXX	RATE24J20311	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.75% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.75% is less than Guideline CLTV of 80%
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XXXX	RATE24J20311	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/18/2024
Borrower has stable job time - Borrower has 2.1 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 61.75% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 34.07% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.75% is less than Guideline CLTV of 80%
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XXXX	RATE24J20313	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	06/28/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
Documentation required to clear exception.  Consummation date is 06/XX/2024, however the initial CD found in the file is dated 6/XX2024, which is less than 3 business days prior to consummation. Missing the initial CD datedXX/2024, reflected on the lenders compliance report. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	07/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.22 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20313	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.22 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20313	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 771 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 5.22 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20191	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.5 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20191	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.5 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20191	XXXX	XXXXX	XXXX	XXXXX	IL	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The following high alerts weren't cleared on the 6/XX2024 XX report: XX			7/XX2024 XX report received; both high alerts are cleared.	07/15/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 736 is greater than Guideline minimum FICO of 700 Borrower has stable job time - Borrower has 4.5 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20261	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Resolved for final reporting (no rebuttal documentation required).	07/15/2024	Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.49 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20261	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved for final reporting (no rebuttal documentation required).	07/15/2024	Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.49 years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20261	XXXX	XXXXX	XXXX	XXXXX	CA	QM: Safe Harbor APOR (APOR SH)	Curative	07/08/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete
Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The final CD indicates there are seller concessions but the purchase contract does not reflect any. Please provide the amendment to the contract to support the $15,000 in seller concessions reflected on the CD.
																	Amendment to escrow instructions received (acceptable in-lieu of PA addendum); e-signed by all parties.	07/15/2024	Qualifying DTI below max allowed. - Calculated DTI of 33.28% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 9.49 years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20331	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20331	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	RATE24J20331	XXXX	XXXXX	XXXX	XXXXX	WA	QM: Safe Harbor APOR (APOR SH)	Curative	07/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A